UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-10145

BAILLIE GIFFORD FUNDS

(Exact name of registrant as specified in charter)

1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN

(Address of principal executive offices) (Zip code)

Angus N G Macdonald
1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN

(Name and address of agent for service)

Registrant’s telephone number, including area code:   011-44-131-275-2000

Date of fiscal year end:   December 31

Date of reporting period:   January 1, 2010 to June 30, 2010

The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Baillie Gifford International Equity,
EAFE, EAFE Choice and Emerging Markets Funds
Semi-Annual Report
June 30, 2010 (unaudited)

INDEX

Baillie Gifford International Equity, EAFE, EAFE Choice and Emerging Markets Funds

INDEX (concluded)

Fund Expenses (unaudited)

As a shareholder of the Baillie Gifford International Equity Fund, the Baillie Gifford EAFE Fund, the Baillie Gifford EAFE Choice Fund and/or the Baillie Gifford Emerging Markets Fund (together, the “Funds”), you incur two types of costs: (1) transaction costs, which may include purchase premiums and redemption fees and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses (unaudited) (continued)

			Annualized
			Expense Ratio	Expenses Paid
	Beginning Account	Ending Account	Based on the Period	During the Period
	Value	Value	1/01/10 to	1/01/10 to
	1/01/10	6/30/10	6/30/10	6/30/10

Baillie Gifford International Equity Fund - Class 1
Actual	$1,000.00	$896.15	0.86%	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	0.86%	$4.32

Baillie Gifford International Equity Fund - Class 2
Actual	$1,000.00	$897.06	0.68%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.68%	$3.41

Baillie Gifford EAFE Fund - Class 1
Actual	$1,000.00	$915.00	0.79%	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	0.79%	$3.96

Baillie Gifford EAFE Fund - Class 2
Actual	$1,000.00	$915.87	0.61%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	0.61%	$3.06

Baillie Gifford EAFE Fund - Class 3*
Actual	$1,000.00	$872.60	0.58%	$1.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	0.58%	$2.93

Baillie Gifford EAFE Fund - Class 4
Actual	$1,000.00	$916.18	0.51%	$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.26	0.51%	$2.57

Baillie Gifford EAFE Choice Fund - Class 2
Actual	$1,000.00	$880.79	0.67%	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	0.67%	$3.34

Baillie Gifford EAFE Choice Fund - Class 3**
Actual	$1,000.00	$866.41	0.59%	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.59%	$2.95

Baillie Gifford Emerging Markets Fund - Class II
Actual	$1,000.00	$940.11	0.92%	$4.44
Hypothetical (5% return before expenses)	$1,000.00	$1,020.22	0.92%	$4.62

Baillie Gifford Emerging Markets Fund - Class III
Actual	$1,000.00	$940.56	0.78%	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	0.78%	$3.89

* Commencement of investment operations is April 19, 2010.
**Commencement of investment operations is January 15, 2010.

Fund Expenses (unaudited) (concluded)

Expenses are calculated using the annualized expense ratio for the Funds, which represents the ongoing expenses as a percentage of net assets for the six-months ended 6/30/10. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

INDUSTRY DIVERSIFICATION TABLE
June 30, 2010 (unaudited)	Baillie Gifford International Equity Fund

	U.S. $ Value	% of Total Net Assets

Airlines	$2,617,490	0.8%
Banks	28,830,033	9.0
Beverages, Food & Tobacco	24,165,701	7.5
Biotechnology	4,205,992	1.3
Commercial Services	13,720,717	4.3
Construction & Building Materials	4,352,259	1.3
Distribution/Wholesale	5,330,180	1.7
Diversified Financial Services	20,644,816	6.4
Diversified Industrials	5,965,861	1.9
Electronic & Electrical Equipment	15,308,943	4.8
Engineering & Machinery	17,506,277	5.5
Food Producers & Processors	10,034,146	3.1
Healthcare - Products	9,831,945	3.1
Insurance	11,006,338	3.4
Internet	9,577,131	3.0
Investment Companies	2,994,649	0.9
Media & Photography	3,561,519	1.1
Mining & Metals	29,468,289	9.2
Office/Business Equipment	4,375,434	1.4
Oil & Gas	32,968,898	10.3
Pharmaceuticals	10,691,113	3.3
Real Estate	3,796,917	1.2
Retailers - General	16,306,060	5.1
Semiconductors	7,873,045	2.4
Software	5,372,299	1.7
Telecommunication Services	2,965,010	0.9
Toys/Games/Hobbies	2,025,904	0.6
Transportation	10,533,990	3.3

Total Value of Investments	316,030,956	98.5
Other assets less liabilities	4,765,062	1.5

Net Assets	$320,796,018	100.0%

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
June 30, 2010 (unaudited)	Baillie Gifford International Equity Fund

	Shares	U.S. $ Value

COMMON STOCKS - 93.5%
AUSTRALIA - 3.1%
Brambles Ltd.	929,905	$4,234,861
Cochlear Ltd.	44,043	2,743,385
Woolworths Ltd.	137,260	3,106,882

		10,085,128

BELGIUM - 0.9%
Groupe Bruxelles Lambert SA	41,230	2,858,979

BERMUDA - 1.2%
Seadrill Ltd.	219,988	3,968,133

BRAZIL - 3.5%
All America Latina Logistica	379,160	2,963,960
BM&F BOVESPA SA	534,200	3,462,681
OGX Petroleo e Gas Participacoes SA (a)	512,700	4,763,423

		11,190,064

CANADA - 5.1%
Cenovus Energy, Inc.	70,150	1,805,561
Eldorado Gold Corp.	259,440	4,649,960
EnCana Corp.	75,843	2,296,913
Fairfax Financial Holdings Ltd.	14,576	5,338,303
Ritchie Bros. Auctioneers, Inc.	120,434	2,192,486

		16,283,223

CHINA - 8.7%
Baidu, Inc. ADR (a)	80,000	5,446,400
Cheung Kong (Holdings) Ltd.	329,000	3,796,917
China Shenhua Energy Co., Ltd., Class H	1,005,500	3,627,548
Hang Seng Bank Ltd.	275,400	3,682,184
Hong Kong Exchanges & Clearing Ltd.	423,900	6,611,345
Kunlun Energy Co., Ltd.	2,530,000	3,189,508
Pacific Basin Shipping Ltd.	2,678,000	1,657,240

		28,011,142

DENMARK - 3.2%
A P Moller - Maersk AS, B Shares	439	3,457,484
DSV AS	170,536	2,455,306
Novozymes AS, B Shares	39,417	4,205,993

		10,118,783

FINLAND - 2.2%
Kone Oyj, Class B	120,485	4,797,159
Sampo Oyj, A Shares, Class A	113,648	2,396,119

		7,193,278

FRANCE - 3.7%
Alstom SA	42,980	1,946,025
CFAO	92,969	2,500,242
Essilor International SA	72,227	4,292,089
Sanofi-Aventis	49,699	2,993,243

		11,731,599

GERMANY - 2.4%
Celesio AG	96,083	2,105,069
Deutsche Boerse AG	46,339	2,814,139
SAP AG	61,074	2,713,576

		7,632,784

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2010 (unaudited)	Baillie Gifford International Equity Fund

	Shares	U.S. $ Value

INDIA - 2.4%
Infrastructure Development Finance Co., Ltd.	780,008	$2,994,649
Jindal Steel & Power Ltd.	179,653	2,398,937
Reliance Capital Ltd. (a)	148,827	2,418,348

		7,811,934

IRELAND - 2.2%
CRH Plc.	98,948	2,038,641
James Hardie Industries SE CDI (a)	446,787	2,313,618
Ryanair Holdings Plc. ADR (a)	96,622	2,617,490

		6,969,749

ISRAEL - 1.0%
Teva Pharmaceutical Industries Ltd. ADR	61,800	3,212,982

JAPAN - 10.6%
Asahi Breweries Ltd.	175,500	2,973,152
Canon, Inc.	117,400	4,375,434
Chugai Pharmaceutical Co., Ltd.	133,700	2,379,819
INPEX Corp.	585	3,244,710
Japan Tobacco, Inc.	1,074	3,341,318
Mitsui & Co., Ltd.	228,900	2,670,299
MS&AD Insurance Group Holdings, Inc.	103,400	2,213,104
Nintendo Co., Ltd.	6,900	2,025,904
Olympus Corp.	134,200	3,179,058
Rakuten, Inc.	5,717	4,130,731
SMC Corp.	25,200	3,371,049

		33,904,578

NETHERLANDS - 1.7%
ASML Holding NV	58,566	1,611,732
Heineken Holding NV	107,930	3,942,928

		5,554,660

PORTUGAL - 0.5%
Galp Energia, SGPS, SA, B Shares	107,362	1,603,678

RUSSIA - 2.2%
Mobile TeleSystems ADR	154,750	2,965,010
X5 Retail Group NV GDR (a)	118,300	3,970,043

		6,935,053

SINGAPORE - 3.2%
DBS Group Holdings Ltd.	430,000	4,173,102
United Overseas Bank Ltd.	448,000	6,232,517

		10,405,619

SOUTH AFRICA - 2.4%
Massmart Holdings Ltd.	270,956	4,152,815
Naspers Ltd., N Shares	105,760	3,561,519

		7,714,334

SOUTH KOREA - 2.8%
Samsung Electronics Co., Ltd.	9,647	6,050,736
Shinsegae Co., Ltd.	6,560	2,834,406

		8,885,142

SPAIN - 0.5%
Banco Santander SA	152,265	1,596,683

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2010 (unaudited)	Baillie Gifford International Equity Fund

	Shares	U.S. $ Value

SWEDEN - 4.1%
Atlas Copco AB, B Shares	559,941	$7,392,044
Svenska Handelsbanken AB, A Shares	230,993	5,650,985

		13,043,029

SWITZERLAND - 3.1%
Nestle SA	208,096	10,034,146

TAIWAN - 3.8%
Hon Hai Precision Industry Co., Ltd. GDR Reg S (a)	490,854	3,483,002
MediaTek, Inc.	186,000	2,596,146
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	641,528	6,261,313

		12,340,461

TURKEY - 3.3%
Anadolu Efes Biracilik ve Malt Sanayii AS	296,500	3,460,840
BIM Birlesik Magazalar AS	102,778	2,848,554
Turkiye Garanti Bankasi AS	1,007,443	4,192,608

		10,502,002

UNITED KINGDOM - 15.7%
Amlin Plc.	814,000	4,684,937
Antofagasta Plc.	250,818	2,918,174
BG Group Plc.	226,360	3,366,612
BHP Billiton Plc.	352,707	9,145,168
British American Tobacco Plc.	181,005	5,744,334
Capita Group Plc.	338,070	3,724,591
Experian Plc.	410,379	3,568,779
Legal & General Group Plc.	1,469,000	1,712,178
Sage Group Plc. (The)	772,751	2,658,723
Smith & Nephew Plc.	296,000	2,796,472
Tesco Plc.	833,680	4,703,128
Tullow Oil Plc.	184,436	2,743,540
Wolseley Plc. (a)	134,000	2,659,881

		50,426,517

Total Common Stocks
(cost $286,665,210)		300,013,680

PREFERRED STOCKS - 5.0%
BRAZIL - 5.0%
Itau Unibanco Holding SA ADR	183,340	3,301,954
Petroleo Brasileiro SA ADR	200,900	5,986,820
Vale SA ADR	320,100	6,728,502

Total Preferred Stocks
(cost $14,954,432)		16,017,276

TOTAL INVESTMENTS - 98.5%
(cost $301,619,642)		316,030,956
Other assets less liabilities - 1.5%		4,765,062

NET ASSETS - 100.0%		$320,796,018

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI - Chess Depository Interest.
GDR - Global Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2010 (unaudited)	Baillie Gifford International Equity Fund

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (unaudited)	Baillie Gifford International Equity Fund

ASSETS
Investments, at value (cost $301,619,642)	$316,030,956
Cash	2,988,054
Foreign cash, at value (cost $1,574,353)	1,573,411
Dividends receivable	591,305
Tax reclaims receivable	202,671
Other assets	8,865

Total Assets	321,395,262

LIABILITIES
Servicing fee payable	257,025
Management fee payable	253,105
Accrued expenses	89,114

Total Liabilities	599,244

NET ASSETS	$320,796,018

COMPOSITION OF NET ASSETS
Paid-in capital	$313,774,185
Undistributed net investment income	2,038,710
Accumulated net realized loss on investments and foreign currency transactions	(9,420,423)
Net unrealized appreciation in value of investments and foreign currencies	14,403,546

$320,796,018

NET ASSET VALUE, PER SHARE

Class 1 ($65,272,823 / 8,218,865 shares outstanding), unlimited authorized, no par value	$7.94

Maximum Purchase Price Per Share (Note E)	$7.96

Minimum Redemption Price Per Share (Note E)	$7.93

Class 2 ($255,523,195 / 32,228,300 shares outstanding), unlimited authorized, no par value	$7.93

Maximum Purchase Price Per Share (Note E)	$7.95

Minimum Redemption Price Per Share (Note E)	$7.92

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2010 (unaudited)	Baillie Gifford International Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $430,287)	$4,880,515
Interest	1,138

Total Investment Income	4,881,653

EXPENSES
Management fee (Note B)	494,246
Shareholder Servicing fees - Class 1 Shares (Note B)	133,538
Shareholder Servicing fees - Class 2 Shares (Note B)	362,395
Fund Accounting	73,336
Legal	35,329
Custody	31,173
Transfer Agency	9,992
Professional fees	8,136
Trustees’ fees	7,224
Insurance	6,919
Miscellaneous	6,760

Total Expenses	1,169,048

Net Investment Income	3,712,605

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	743,718
Foreign currency transactions	(339,684)

404,034

Net change in unrealized appreciation/(depreciation) on:
Investments	(42,070,856)
Translation of assets and liabilities in foreign currencies	33,117

(42,037,739)

Net realized and unrealized loss on investments and foreign currency transactions	(41,633,705)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(37,921,100)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford International Equity Fund

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,712,605	$3,055,724
Net realized gain (loss) from investments and foreign currency transactions	404,034	(1,399,037)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(42,037,739)	72,412,809

Net increase (decrease) in net assets from operations	(37,921,100)	74,069,496

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	-	(635,724)
Class 2	-	(2,951,387)

Total Dividends	-	(3,587,111)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	38,405,948	118,875,750
Class 2	71,271,236	158,653,946
Purchase premiums:
Class 1	32,988	110,922
Class 2	125,978	76,723
Redemption fees:
Class 1	-	1,726
Class 2	-	2,030
Dividends reinvested:
Class 1	-	635,723
Class 2	-	2,951,387
Cost of shares redeemed:
Class 1	(30,353,236)	(160,156,199)
Class 2	-	(26,242,512)

Increase in Net Assets from Transactions in Shares of Beneficial Interest	79,482,914	94,909,496

Total Increase in Net Assets	41,561,814	165,391,881

NET ASSETS
Beginning of period	279,234,204	113,842,323

End of period (undistributed (distributions in excess of) net investment income of $2,038,710 and ($1,673,895), respectively)	$320,796,018	$279,234,204

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford International Equity Fund

Selected data for a Class 1 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Period July 1, 2008(a) through December 31, 2008

Net asset value, beginning of period	$8.86	$6.07	$10.52

From Investment Operations
Net investment income(b)	0.09	0.16	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.01)	2.70	(4.42)

Net increase (decrease) in net asset value from investment operations	(0.92)	2.86	(4.39)

Dividends to Shareholders
Dividends from net investment income	-	(0.08)	(0.08)

Proceeds from Purchase Premiums and Redemption Fees	0.00@	0.01	0.02

Net asset value, end of period	$7.94	$8.86	$6.07

Total Return
Total investment return based on net asset value(c)	(10.38)%	47.24%	(41.51)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65,273	$64,512	$63,086
Ratio of net expenses to average net assets, after waiver(d)	0.86%*	0.93%	0.90%*
Ratio of net expenses to average net assets, before waiver(d)	0.86%*	0.94%	1.05%*
Ratio of net investment income to average net assets	2.14%*	2.17%	1.14%*
Portfolio turnover rate	10%	17%	71%

*	Annualized.
@	Amount is less than $0.005.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

Baillie Gifford Overseas Limited (the “Manager”) had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.90% for Class 1 Shares.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford International Equity Fund

Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Period February 7, 2008(a) through December 31, 2008

Net asset value, beginning of period	$8.84	$6.07	$10.00

From Investment Operations
Net investment income(b)	0.10	0.09	0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.01)	2.80	(4.03)

Net increase (decrease) in net asset value from investment operations	(0.91)	2.89	(3.87)

Dividends to Shareholders
Dividends from net investment income	-	(0.13)	(0.08)

Proceeds from Purchase Premiums and Redemption Fees	0.00@	0.01	0.02

Net asset value, end of period	$7.93	$8.84	$6.07

Total Return
Total investment return based on net asset value(c)	(10.29) %	47.76%	(38.51)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$255,523	$214,722	$50,756
Ratio of net expenses to average net assets, after waiver(d)	0.68%*	0.70%	0.72%*
Ratio of net expenses to average net assets, before waiver(d)	0.68%*	0.70%	0.94%*
Ratio of net investment income to average net assets	2.29%*	1.12%	1.84%*
Portfolio turnover rate	10%	17%	71%

*	Annualized.
@	Amount is less than $0.005.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

Baillie Gifford Overseas Limited (the “Manager”) had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.72% for Class 2 Shares.

The accompanying notes are an integral part of the financial statements.

INDUSTRY DIVERSIFICATION TABLE
June 30, 2010 (unaudited)	Baillie Gifford EAFE Fund

	U.S. $ Value	% of Total Net Assets

Aerospace/Defense	$29,127,205	3.1%
Apparel	34,415,869	3.6
Auto Manufacturers	4,706,529	0.5
Banks	141,931,974	15.0
Beverages, Food & Tobacco	70,586,349	7.4
Biotechnology	8,260,891	0.9
Chemicals	16,719,326	1.8
Commercial Services	11,810,230	1.2
Construction & Building Materials	14,572,801	1.5
Cosmetics/Personal Care	24,853,980	2.6
Distribution/Wholesale	7,355,218	0.8
Diversified Financial Services	25,359,091	2.7
Diversified Industrials	16,037,360	1.7
Electronic & Electrical Equipment	29,804,770	3.1
Energy - Alternate Sources	13,474,450	1.4
Engineering & Machinery	67,610,881	7.1
Healthcare - Products	15,222,543	1.6
Insurance	10,982,025	1.2
Internet	69,039,535	7.3
Investment Companies	554,318	0.1
Mining & Metals	41,060,166	4.3
Motorcycles	8,545,547	0.9
Office/Business Equipment	17,960,148	1.9
Oil & Gas	83,319,585	8.8
Pharmaceuticals	36,245,408	3.8
Retailers - General	69,676,804	7.4
Semiconductors	11,197,707	1.2
Software	27,852,085	2.9
Toys/Games/Hobbies	26,189,942	2.8
Travel & Leisure	4,842,030	0.5

Total Value of Investments	939,314,767	99.1
Other assets less liabilities	8,510,354	0.9

Net Assets	$947,825,121	100.0%

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
June 30, 2010 (unaudited)	Baillie Gifford EAFE Fund

	Shares	U.S. $ Value

COMMON STOCKS - 94.1%
AUSTRALIA - 5.7%
Brambles Ltd.	2,593,330	$11,810,230
Fortescue Metals Group Ltd. (a)	1,939,946	6,579,191
Woodside Petroleum Ltd.	573,708	19,941,712
Woolworths Ltd.	708,520	16,037,360

		54,368,493

BRAZIL - 2.1%
B2W Companhia Global do Varejo	267,000	4,372,587
BM&F BOVESPA SA	965,600	6,259,014
OGX Petroleo e Gas Participacoes SA (a)	1,016,500	9,444,158

		20,075,759

CHINA - 9.2%
Baidu, Inc. ADR (a)	461,000	31,384,880
China Merchants Bank Co., Ltd., Class H	4,003,500	9,577,575
CNOOC Ltd.	5,418,000	9,208,856
Esprit Holdings Ltd.	208,194	1,118,286
Hong Kong Exchanges & Clearing Ltd.	773,400	12,062,312
Li & Fung Ltd.	1,644,000	7,355,218
Ports Design Ltd.	1,078,000	2,741,871
Tencent Holdings Ltd.	854,000	14,148,431

		87,597,429

DENMARK - 3.9%
Novo Nordisk AS, B Shares	213,785	17,272,277
Novozymes AS, B Shares	77,418	8,260,891
Vestas Wind Systems AS (a)	279,440	11,629,205

		37,162,373

FRANCE - 6.1%
Essilor International SA	256,164	15,222,543
L’Oreal SA	185,346	18,147,288
PPR	193,926	24,090,136

		57,459,967

GERMANY - 4.8%
Adidas AG	271,961	13,200,014
Celesio AG	299,090	6,552,721
Q-Cells AG (a)	288,421	1,845,245
SAP AG	418,510	18,594,801
TUI AG (a)	549,800	4,842,030

		45,034,811

IRELAND - 0.4%
James Hardie Industries SE CDI (a)	770,001	3,987,332

ISRAEL - 1.3%
Teva Pharmaceutical Industries Ltd. ADR	238,900	12,420,411

ITALY - 1.5%
Intesa Sanpaolo SpA	5,578,498	14,692,107

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2010 (unaudited)	Baillie Gifford EAFE Fund

	Shares	U.S. $ Value

JAPAN - 14.6%
Canon, Inc.	481,900	$17,960,148
Hoya Corp.	372,200	7,919,551
Japan Tobacco, Inc.	4,093	12,733,718
Kyocera Corp.	67,500	5,464,554
Nintendo Co., Ltd.	89,200	26,189,942
Rakuten, Inc.	32,533	23,506,224
Rohm Co., Ltd.	103,200	6,197,073
SMC Corp.	111,000	14,848,668
Trend Micro, Inc.	138,500	3,742,920
Yamada Denki Co., Ltd.	173,640	11,345,601
Yamaha Motor Co., Ltd. (a)	646,400	8,545,547

		138,453,946

LUXEMBOURG - 0.8%
Oriflame Cosmetics SA	129,137	6,706,692
Reinet Investments SCA (a)	39,281	554,318

		7,261,010

MEXICO - 0.5%
Wal-Mart de Mexico SA de CV, Series V	2,265,800	5,019,324

RUSSIA - 1.0%
Gazprom ADR Reg S (a)	500,375	9,421,207

SINGAPORE - 0.7%
Singapore Exchange Ltd.	1,342,000	7,037,765

SOUTH AFRICA - 0.5%
Impala Platinum Holdings Ltd.	192,500	4,480,258

SOUTH KOREA - 1.1%
Samsung Electronics Co., Ltd.	16,300	10,223,592

SPAIN - 5.7%
Banco Santander SA	3,241,802	33,994,220
Industria de Diseno Textil SA	352,456	20,097,569

		54,091,789

SWEDEN - 6.2%
Atlas Copco AB, A Shares	1,790,930	26,184,609
Sandvik AB	1,162,243	14,176,973
Svenska Handelsbanken AB, A Shares	737,643	18,045,609

		58,407,191

SWITZERLAND - 6.0%
ABB Ltd. (a)	712,246	12,400,631
Compagnie Financiere Richemont SA, Br A	493,469	17,228,129
Geberit AG	68,032	10,585,469
Syngenta AG	72,373	16,719,326

		56,933,555

TAIWAN - 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,147,306	11,197,706

TURKEY - 1.3%
Turkiye Garanti Bankasi AS	2,872,300	11,953,459

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2010 (unaudited)	Baillie Gifford EAFE Fund

	Shares	U.S. $ Value

UNITED KINGDOM - 19.5%
Autonomy Corp. Plc. (a)	202,300	$5,514,364
BG Group Plc.	591,251	8,793,572
BHP Billiton Plc.	1,157,055	30,000,716
British American Tobacco Plc.	807,659	25,631,684
Lloyds Banking Group Plc. (a)	8,017,080	6,329,217
Meggitt Plc.	2,478,169	11,548,112
Prudential Plc.	1,456,000	10,982,025
Rolls-Royce Group Plc. (a)	2,072,701	17,300,379
Rolls-Royce Group Plc., C Shares Entitlement (a)	186,543,090	278,714
SABMiller Plc.	544,000	15,254,019
Signet Jewelers Ltd. (a)	176,359	4,879,156
Standard Chartered Plc.	1,286,380	31,323,855
Tesco Plc.	3,007,570	16,966,928

		184,802,741

Total Common Stocks
(cost $834,390,539)		892,082,225

PREFERRED STOCKS - 5.0%
BRAZIL - 4.5%
Itau Unibanco Holding SA ADR	889,280	16,015,933
Petroleo Brasileiro SA ADR	889,600	26,510,080

		42,526,013

GERMANY - 0.5%
Porsche Automobil Holding SE	110,353	4,706,529

Total Preferred Stocks
(cost $48,139,762)		47,232,542

TOTAL INVESTMENTS - 99.1%
(cost $882,530,301)		939,314,767
Other assets less liabilities - 0.9%		8,510,354

NET ASSETS - 100.0%		$947,825,121

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI - Chess Depository Interest.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (unaudited)	Baillie Gifford EAFE Fund

ASSETS
Investments, at value (cost $882,530,301)	$939,314,767
Cash	6,897,451
Foreign cash, at value (cost $4,571,037)	4,569,612
Receivable for investments sold	723,334
Dividends receivable	981,515
Tax reclaims receivable	465,205
Other assets	16,172

Total Assets	952,968,056

LIABILITIES
Payable for investments purchased	3,706,664
Management fee payable	613,879
Servicing fee payable	587,922
Accrued expenses	234,470

Total Liabilities	5,142,935

NET ASSETS	$947,825,121

COMPOSITION OF NET ASSETS
Paid-in capital	$920,903,215
Undistributed net investment income	7,589,753
Accumulated net realized loss on investments and foreign currency transactions	(37,441,681)
Net unrealized appreciation in value of investments and foreign currencies	56,773,834

$947,825,121

NET ASSET VALUE, PER SHARE

Class 1 ($59,641,630 / 7,699,319 shares outstanding), unlimited authorized, no par value	$7.75

Maximum Purchase Price Per Share (Note E)	$7.77

Minimum Redemption Price Per Share (Note E)	$7.74

Class 2 ($445,914,241 / 57,698,427 shares outstanding), unlimited authorized, no par value	$7.73

Maximum Purchase Price Per Share (Note E)	$7.75

Minimum Redemption Price Per Share (Note E)	$7.72

Class 3 ($95,568,904 / 12,339,816 shares outstanding), unlimited authorized, no par value	$7.74

Maximum Purchase Price Per Share (Note E)	$7.76

Minimum Redemption Price Per Share (Note E)	$7.73

Class 4 ($346,700,346 / 44,675,027 shares outstanding), unlimited authorized, no par value	$7.76

Maximum Purchase Price Per Share (Note E)	$7.78

Minimum Redemption Price Per Share (Note E)	$7.75

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2010 (unaudited)	Baillie Gifford EAFE Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,178,214)	$12,518,130
Interest	101

Total Investment Income	12,518,231

EXPENSES
Management fee (Note B)	1,203,360
Shareholder Servicing fees - Class 1 Shares (Note B)	154,014
Shareholder Servicing fees - Class 2 Shares (Note B)	651,066
Shareholder Servicing fees - Class 3 Shares (Note B)	39,004
Shareholder Servicing fees - Class 4 Shares (Note B)	315,373
Fund Accounting	207,177
Legal	72,352
Custody	70,863
Professional fees	25,348
Trustees’ fees	21,637
Insurance	16,956
Transfer Agency	13,677
Miscellaneous	14,579

Total Expenses	2,805,406

Net Investment Income	9,712,825

REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(6,592,509)
Foreign currency transactions	(130,004)

(6,722,513)

Net change in unrealized appreciation/(depreciation) on:
Investments	(85,916,802)
Translation of assets and liabilities in foreign currencies	5,873

(85,910,929)

Net realized and unrealized loss on investments and foreign currency transactions	(92,633,442)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(82,920,617)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford EAFE Fund

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$9,712,825	$7,775,047
Net realized loss from investments and foreign currency transactions	(6,722,513)	(8,014,032)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(85,910,929)	214,809,270

Net increase (decrease) in net assets from operations	(82,920,617)	214,570,285

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	-	(224,816)
Class 2	-	(4,958,513)
Class 4	-	(3,763,419)

Total Dividends	-	(8,946,748)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	47,904,000	167,748,280
Class 2	94,443,199	377,378,652
Class 3	109,485,270	-
Class 4	-	280,794,053
Purchase premiums:
Class 1	16,037	119,713
Class 2	112,821	291,783
Class 3	9,477	-
Class 4	89,442	381,067
Redemption fees:
Class 1	-	94
Class 2	5,135	526
Class 4	-	672
Dividends reinvested:
Class 1	-	224,816
Class 2	-	4,037,336
Class 4	-	3,763,419
Cost of shares redeemed:
Class 1	(27,526,728)	(159,438,020)
Class 2	(113,928,930)	(40,961,159)
Class 3	-	(230,894,385)

Increase in Net Assets from Transactions in Shares of Beneficial Interest	110,609,723	403,446,847

Total Increase in Net Assets	27,689,106	609,070,384

NET ASSETS
Beginning of period	920,136,015	311,065,631

End of period (undistributed (distributions in excess of) net investment income of $7,589,753 and ($2,123,072), respectively)	$947,825,121	$920,136,015

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Fund

Selected data for a Class 1 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2010 (unaudited)	For the Period January 2, 2009(a) through December 31, 2009

Net asset value, beginning of period	$8.47	$6.01

From Investment Operations
Net investment income(b)	0.09	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.81)	2.36

Net increase (decrease) in net asset value from investment operations	(0.72)	2.48

Dividends to Shareholders
Dividends from net investment income	-	(0.03)

Proceeds from Purchase Premiums and Redemption Fees	0.00@	0.01

Net asset value, end of period	$7.75	$8.47

Total Return
Total investment return based on net asset value(c)	(8.50)%	41.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$59,642	$41,798
Ratio of net expenses to average net assets(d)	0.79%*	0.84%*
Ratio of net investment income to average net assets	2.05%*	1.61%*
Portfolio turnover rate	8%	9%

*	Annualized.
@	Amount is less than $0.005.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

The Manager had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.98% for Class 1 Shares.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Fund

Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Period March 6, 2008(a) through December 31, 2008

Net asset value, beginning of period	$8.44	$5.85	$10.00

From Investment Operations
Net investment income(b)	0.08	0.07	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.79)	2.60	(4.20)

Net increase (decrease) in net asset value from investment operations	(0.71)	2.67	(4.10)

Dividends to Shareholders
Dividends from net investment income	-	(0.09)	(0.07)

Proceeds from Purchase Premiums and Redemption Fees	0.00@	0.01	0.02

Net asset value, end of period	$7.73	$8.44	$5.85

Total Return
Total investment return based on net asset value(c)	(8.41)%	45.75%	(40.79)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$445,914	$499,797	$86,508
Ratio of net expenses to average net assets(d)	0.61%*	0.65%	0.75%*
Ratio of net investment income to average net assets	1.91%*	0.97%	1.75%*
Portfolio turnover rate	8%	9%	16%

*	Annualized.
@	Amount is less than $0.005.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

The Manager had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.80% for Class 2 Shares.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Fund

Selected data for a Class 3 Share outstanding throughout the period:

For the Period April 19, 2010(a) through June 30, 2010 (unaudited)

Net asset value, beginning of period	$8.87

From Investment Operations
Net investment income(b)	0.05
Net realized and unrealized loss on investments and foreign currency transactions	(1.18)

Net decrease in net asset value from investment operations	(1.13)

Proceeds from Purchase Premiums and Redemption Fees	0.00@

Net asset value, end of period	$7.74

Total Return
Total investment return based on net asset value(c)	(12.74)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$95,569
Ratio of net expenses to average net assets	0.58%*
Ratio of net investment income to average net assets	2.84%*
Portfolio turnover rate	8%

*	Annualized.
@	Amount is less than $0.005.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Fund

Selected data for a Class 4 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2010 (unaudited)	For the Period January 2, 2009(a) through December 31, 2009

Net asset value, beginning of period	$8.47	$6.03

From Investment Operations
Net investment income(b)	0.09	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.80)	2.41

Net increase (decrease) in net asset value from investment operations	(0.71)	2.52

Dividends to Shareholders
Dividends from net investment income	-	(0.09)

Proceeds from Purchase Premiums and Redemption Fees	0.00@	0.01

Net asset value, end of period	$7.76	$8.47

Total Return
Total investment return based on net asset value(c)	(8.38)%	41.89%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$346,700	$378,541
Ratio of net expenses to average net assets(d)	0.51%*	0.55%*
Ratio of net investment income to average net assets	2.08%*	1.67%*
Portfolio turnover rate	8%	9%

*	Annualized.
@	Amount is less than $0.005.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

The Manager had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.70% for Class 4 Shares.

The accompanying notes are an integral part of the financial statements.

INDUSTRY DIVERSIFICATION TABLE
June 30, 2010 (unaudited)	Baillie Gifford EAFE Choice Fund

	U.S. $ Value	% of Total Net Assets

Apparel	$1,334,258	1.7%
Auto Manufacturers	1,394,416	1.8
Banks	8,018,245	10.4
Beverages, Food & Tobacco	4,586,598	6.0
Biotechnology	505,995	0.7
Chemicals	555,424	0.7
Commercial Services	2,690,443	3.5
Construction & Building Materials	618,336	0.8
Cosmetics/Personal Care	1,502,611	1.9
Distribution/Wholesale	700,133	0.9
Diversified Financial Services	1,958,715	2.5
Diversified Industrials	2,658,251	3.5
Electronic & Electrical Equipment	3,945,309	5.1
Engineering & Machinery	5,558,807	7.2
Food Producers & Processors	2,675,460	3.5
Healthcare - Products	1,087,269	1.4
Insurance	1,598,007	2.1
Internet	1,633,865	2.1
Investment Companies	1,535,175	2.0
Media & Photography	777,741	1.0
Mining & Metals	1,860,226	2.4
Motorcycles	990,194	1.3
Mutual Funds	164,906	0.2
Office/Business Equipment	1,385,926	1.8
Oil & Gas	6,538,871	8.5
Pharmaceuticals	3,919,432	5.1
Real Estate	2,207,651	2.9
Retailers - General	1,935,844	2.5
Semiconductors	2,118,528	2.8
Software	1,816,425	2.4
Telecommunication Services	1,373,127	1.8
Toys/Games/Hobbies	986,605	1.3
Transportation	1,595,095	2.1
Travel & Leisure	752,474	1.0

Total Value of Investments	72,980,362	94.9
Other assets less liabilities	4,017,963	5.1

Net Assets	$76,998,325	100.0%

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
June 30, 2010 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	U.S. $ Value

COMMON STOCKS - 93.1%
AUSTRALIA - 4.8%
AMP Ltd.	89,978	$390,510
Aristocrat Leisure Ltd.	246,907	752,474
Billabong International Ltd.	10,476	76,078
Brambles Ltd.	192,355	876,000
Cochlear Ltd.	10,630	662,130
Wesfarmers Ltd.	8,530	203,879
Woolworths Ltd.	30,971	701,029

		3,662,100

BELGIUM - 3.1%
Colruyt SA	4,275	1,005,655
Groupe Bruxelles Lambert SA	19,954	1,383,654

		2,389,309

BERMUDA - 0.9%
Midland Holdings Ltd.	238,000	194,900
Seadrill Ltd.	26,858	484,463

		679,363

CHINA - 4.6%
BOC Hong Kong (Holdings) Ltd.	381,500	868,853
China Merchants Bank Co., Ltd., Class H	167,000	399,514
Esprit Holdings Ltd.	149,100	800,870
Hang Lung Properties Ltd.	273,000	1,044,210
Hong Kong Exchanges & Clearing Ltd.	28,600	446,059

		3,559,506

DENMARK - 5.6%
A P Moller - Maersk AS, B Shares	63	496,176
Carlsberg AS, Class B	16,963	1,292,734
Danisco AS	9,457	636,382
DSV AS	36,375	523,712
Jyske Bank AS (a)	28,626	832,304
Novozymes AS, B Shares	4,742	505,995

		4,287,303

FINLAND - 1.8%
Kone Oyj, Class B	20,605	820,396
Nokia Corp.	69,369	565,415

		1,385,811

FRANCE - 5.7%
Legrand SA	21,826	646,948
L’Oreal SA	7,753	759,099
Neopost SA	10,544	763,526
Sanofi-Aventis	14,341	863,722
Total SA	30,034	1,340,685

		4,373,980

GERMANY - 4.0%
Adidas AG	9,422	457,310
Celesio AG	32,416	710,197
Deutsche Boerse AG	9,275	563,265
Deutsche Post AG	39,353	575,207
SAP AG	17,952	797,625

		3,103,604

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2010 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	U.S. $ Value

IRELAND - 0.2%
Allied Irish Banks Plc. (a)	163,154	$172,154

ITALY - 0.5%
Intesa Sanpaolo SpA	136,338	359,074

JAPAN - 20.6%
Asahi Breweries Ltd.	23,700	401,502
Canon, Inc.	16,700	622,400
Chugai Pharmaceutical Co., Ltd.	37,700	671,048
Fast Retailing Co., Ltd.	4,800	726,310
Hitachi High-Technologies Corp.	17,600	323,328
INPEX Corp.	100	554,651
Japan Tobacco, Inc.	475	1,477,771
Kao Corp.	31,600	743,512
Kyocera Corp.	8,600	696,225
Mitsubishi Electric Corp.	80,000	624,393
Mitsui & Co., Ltd.	32,300	376,805
MS&AD Insurance Group Holdings, Inc.	26,200	560,767
NAMCO BANDAI Holdings, Inc.	112,200	986,605
Olympus Corp.	19,600	464,304
Rakuten, Inc.	1,433	1,035,392
Rohm Co., Ltd.	12,400	744,609
SBI Holdings, Inc.	1,110	137,896
SMC Corp.	5,400	722,368
Sumitomo Realty & Development Co., Ltd.	57,000	968,540
THK Co., Ltd.	42,200	873,077
Tokio Marine Holdings, Inc.	24,600	646,730
Toyota Motor Corp.	4,300	147,742
Trend Micro, Inc.	14,500	391,858
Yamaha Motor Co., Ltd. (a)	74,900	990,194

		15,888,027

NETHERLANDS - 0.5%
ASML Holding NV	15,225	418,991

POLAND - 0.6%
Central European Distribution Corp. (a)	21,731	464,609

RUSSIA - 0.5%
Gazprom ADR Reg S	18,900	355,855

SINGAPORE - 1.8%
DBS Group Holdings Ltd.	80,000	776,391
Keppel Corp., Ltd.	95,000	573,568
K-Green Trust (a)	19,000	14,257

		1,364,216

SOUTH AFRICA - 0.4%
Lonmin Plc. (a)	14,814	309,323

SOUTH KOREA - 0.9%
Samsung Electronics Co., Ltd. GDR Reg S (a)	2,300	728,417

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2010 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	U.S. $ Value

SPAIN - 1.9%
Banco Popular Espanol SA	132,221	$670,154
Corporacion Financiera Alba SA	21,110	777,683

		1,447,837

SWEDEN - 6.9%
Atlas Copco AB, B Shares	119,574	1,578,552
Investor AB, B Shares	45,946	743,235
Scania AB, Class B	81,675	1,246,674
Svenska Handelsbanken AB, A Shares	70,420	1,722,746

		5,291,207

SWITZERLAND - 7.2%
Geberit AG	3,974	618,336
Nestle SA	42,288	2,039,078
Roche Holding AG	6,367	876,365
Schindler Holding AG	14,004	1,180,347
UBS AG (a)	61,255	811,495

		5,525,621

TAIWAN - 2.2%
Hon Hai Precision Industry Co., Ltd. GDR Reg S (a)	108,350	768,830
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)	99,500	971,120

		1,739,950

TURKEY - 1.0%
Turkiye Garanti Bankasi AS	178,400	742,435

UNITED KINGDOM - 17.4%
AMEC Plc.	41,000	502,305
ASOS Plc. (a)	46,800	598,473
Autonomy Corp. Plc. (a)	23,000	626,942
BG Group Plc.	58,000	862,624
BHP Billiton Plc.	40,000	1,037,140
Cairn Energy Plc. (a)	152,160	934,780
Capita Group Plc.	69,000	760,188
GlaxoSmithKline Plc.	47,000	798,100
Hays Plc.	238,500	325,384
Imperial Tobacco Group Plc.	34,000	949,982
Intertek Group Plc.	34,000	728,871
John Wood Group Plc.	146,800	681,780
Johnson Matthey Plc.	25,000	555,424
Kazakhmys Plc.	35,000	513,763
Pearson Plc.	27,000	355,098
Reed Elsevier Plc.	57,000	422,643
Royal Dutch Shell Plc., A Shares	8,000	201,888
Smith & Nephew Plc.	45,000	425,139
Standard Chartered Plc.	38,000	925,315
Vodafone Group Plc.	392,000	807,712
Weir Group Plc. (The)	25,000	384,068

		13,397,619

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2010 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	U.S. $ Value

Total Common Stocks (cost $81,964,571)		$71,646,311

PREFERRED STOCKS - 1.5%
BRAZIL - 1.5%
Itau Unibanco Holding SA ADR	30,500	549,305
Petroleo Brasileiro SA ADR	20,800	619,840

Total Preferred Stocks (cost $1,497,392)		1,169,145

MUTUAL FUNDS - 0.2%
UNITED KINGDOM - 0.2%
Baillie Gifford Japanese Smaller Cos. Fund (b) (cost $161,483)	10,043	164,906

TOTAL INVESTMENTS - 94.8% (cost $83,623,446)		72,980,362
Other assets less liabilities - 5.2%		4,017,963

NET ASSETS - 100.0%		$76,998,325

(a) Non-income producing security.
(b) Affiliated Companies.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (unaudited)	Baillie Gifford EAFE Choice Fund

ASSETS
Investments, at value (cost $83,461,963)	$72,815,456
Investments in affiliate (cost $161,483)	164,906
Cash	3,552,052
Foreign cash, at value (cost $404,647)	410,217
Dividends receivable	121,702
Tax reclaims receivable	51,518
Other assets	5,207

Total Assets	77,121,058

LIABILITIES
Management fee payable	48,343
Servicing fee payable	44,920
Accrued expenses	29,470

Total Liabilities	122,733

NET ASSETS	$76,998,325

COMPOSITION OF NET ASSETS
Paid-in capital	$86,907,407
Undistributed net investment income	748,114
Accumulated net realized loss on investments and foreign currency transactions	(19,287)
Net unrealized depreciation in value of investments and foreign currencies	(10,637,909)

$76,998,325

NET ASSET VALUE, PER SHARE

Class 2 ($36,498,315 / 4,083,378 shares outstanding), unlimited authorized, no par value	$8.94

Maximum Purchase Price Per Share (Note E)	$8.96

Minimum Redemption Price Per Share (Note E)	$8.93

Class 3 ($40,500,010 / 4,459,052 shares outstanding), unlimited authorized, no par value	$9.08

Maximum Purchase Price Per Share (Note E)	$9.10

Minimum Redemption Price Per Share (Note E)	$9.07

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2010 (unaudited)	Baillie Gifford EAFE Choice Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $97,187)	$963,105
Interest	654

Total Investment Income	963,759

EXPENSES
Management fee (Note B)	70,060
Shareholder Servicing fees - Class 2 Shares (Note B)	29,850
Shareholder Servicing fees - Class 3 Shares (Note B)	32,974
Fund Accounting	13,178
Transfer Agency	10,027
Custody	5,442
Legal	4,690
Professional fees	901
Trustees’ fees	747
Insurance	396
Miscellaneous	2,422

Total Expenses	170,687

Net Investment Income	793,072

REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	119,861
Foreign currency transactions	(139,148)

(19,287)

Net change in unrealized appreciation/(depreciation) on:
Investments	(11,134,584)
Translation of assets and liabilities in foreign currencies	5,399

(11,129,185)

Net realized and unrealized loss on investments and foreign currency transactions	(11,148,472)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(10,355,400)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford EAFE Choice Fund

	For the Six Months Ended June 30, 2010 (unaudited)	For the Period December 17, 2009* through December 31, 2009

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$793,072	$5,114
Net realized loss from investments and foreign currency transactions	(19,287)	(42,665)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(11,129,185)	491,276

Net increase (decrease) in net assets from operations	(10,355,400)	453,725

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	-	(7,407)

Total Dividends	-	7,407

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Net proceeds from shares subscribed:
Class 2	41,317,202	30,000,000
Class 3	46,914,095	-
Purchase premiums:
Class 2	50,170	-
Class 3	53,630	-
Dividends reinvested:
Class 2	-	7,407
Cost of shares redeemed:
Class 2	(31,435,095)	-
Class 3	(2)	-

Increase in Net Assets from Transactions in Shares of Beneficial Interest	56,900,000	30,007,407

Total Increase in Net Assets	46,544,600	30,453,725

NET ASSETS
Beginning of period	30,453,725	-

End of period (undistributed (distributions in excess of) net investment income of $748,114 and ($44,958), respectively)	$76,998,325	$30,453,725

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Choice Fund

Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2010 (unaudited)	For the Period December 17, 2009(a) through December 31, 2009

Net asset value, beginning of period	$10.15	$10.00

From Investment Operations
Net investment income(b)	0.09	0.00@
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.31)	0.15

Net increase (decrease) in net asset value from investment operations	(1.22)	0.15

Dividends to Shareholders
Dividends from net investment income	-	0.00@

Proceeds from Purchase Premiums and Redemption Fees	0.01	-

Net asset value, end of period	$8.94	$10.15

Total Return
Total investment return based on net asset value(c)	(11.92)%	1.52%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,498	$30,454
Ratio of net expenses to average net assets	0.67%*	0.82%*
Ratio of net investment income to average net assets	2.90%*	0.41%*
Portfolio turnover rate	9%	0%

*	Annualized.
@	Amount is less than $0.005.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Choice Fund

Selected data for a Class 3 Share outstanding throughout the period:

For the Period January 15, 2010(a) through June 30, 2010 (unaudited)

Net asset value, beginning of period	$10.48

From Investment Operations
Net investment income(b)	0.12
Net realized and unrealized loss on investments and foreign currency transactions	(1.53)

Net decrease in net asset value from investment operations	(1.41)

Proceeds from Purchase Premiums and Redemption Fees	0.01

Net asset value, end of period	$9.08

Total Return
Total investment return based on net asset value(c)	(13.36)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,500
Ratio of net expenses to average net assets	0.59%*
Ratio of net investment income to average net assets	2.86%*
Portfolio turnover rate	9%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

INDUSTRY DIVERSIFICATION TABLE
June 30, 2010 (unaudited)	Baillie Gifford Emerging Markets Fund

	U.S. $ Value	% of Total Net Assets

Auto Manufacturers	$25,939,481	6.9%
Banks	56,312,172	15.0
Computers	2,944,838	0.8
Construction & Building Materials	8,546,266	2.3
Diversified Financial Services	22,640,786	6.0
Diversified Industrials	4,115,020	1.1
Electronic & Electrical Equipment	41,044,207	11.0
Energy - Alternate Sources	3,085,634	0.8
Food Producers & Processors	1,621,411	0.4
Insurance	17,609,601	4.7
Internet	14,853,998	4.0
Investment Companies	9,377,452	2.5
Media & Photography	2,859,049	0.8
Mining & Metals	41,510,143	11.1
Motorcycles	4,452,577	1.2
Oil & Gas	58,288,639	15.6
Real Estate	4,508,208	1.2
Retailers - General	23,338,368	6.2
Telecommunication Services	9,423,928	2.5
Transportation	15,886,357	4.2

Total Value of Investments	368,358,135	98.3
Other assets less liabilities	6,442,518	1.7

Net Assets	$374,800,653	100.0%

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
June 30, 2010 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	U.S. $ Value

COMMON STOCKS - 91.1%
ARGENTINA - 0.6%
MercadoLibre, Inc. (a)	45,400	$2,385,770

BRAZIL - 9.2%
All America Latina Logistica	507,510	3,967,294
BM&F BOVESPA SA	291,100	1,886,909
Lojas Renner SA	88,900	2,433,545
OGX Petroleo e Gas Participacoes SA (a)	1,269,500	11,794,745
Petroleo Brasileiro SA ADR	221,900	7,615,608
Vale SA ADR (a)	284,800	6,934,880

		34,632,981

CANADA - 0.3%
First Quantum Minerals Ltd.	23,600	1,187,149

CHINA - 18.6%
Alibaba.com Ltd.	381,500	752,741
Baidu, Inc. ADR (a)	75,000	5,106,000
Bank of China Ltd., Class H	10,992,000	5,545,493
BYD Co., Ltd., Class H	547,500	4,026,972
China Construction Bank Corp., Class H	8,447,000	6,799,949
China Life Insurance Co., Ltd., Class H	1,018,000	4,451,948
China Longyuan Power Group Corp., Class H (a)	3,361,000	3,085,634
China Merchants Bank Co., Ltd., Class H	1,460,523	3,494,010
China Molybdenum Co., Ltd., Class H	2,504,000	1,402,925
China National Building Material Co., Ltd., Class H	754,000	1,196,984
China Shenhua Energy Co., Ltd., Class H	1,025,000	3,697,898
China South Locomotive and Rolling Stock Corp., Ltd., Class H	4,465,000	3,052,413
China Taiping Insurance Holdings Co., Ltd. (a)	1,419,000	4,603,261
Dongfeng Motor Group Co., Ltd., Class H	1,534,000	1,779,348
Evergrande Real Estate Group Ltd.	2,345,000	669,930
Kunlun Energy Co., Ltd.	2,664,000	3,358,438
Parkson Retail Group Ltd.	1,515,000	2,553,662
PetroChina Co., Ltd., Class H	3,150,000	3,484,104
Renhe Commercial Holdings Co., Ltd.	16,788,000	3,473,837
Sina Corp. (a)	187,450	6,609,487
Want Want China Holdings Ltd.	704,000	590,954

		69,735,988

GUERNSEY - 0.3%
Chariot Oil & Gas Ltd. (a)	642,608	1,072,934

HUNGARY - 0.5%
MOL Hungarian Oil and Gas Plc (a)	24,700	2,034,662

INDIA - 8.3%
ACC Ltd.	120,700	2,268,781
Hero Honda Motors Ltd.	101,500	4,452,577
Housing Development Finance Corp., Ltd.	72,500	4,568,938
Indiabulls Real Estate Ltd. (a)	108,844	364,441
Infrastructure Development Finance Co., Ltd.	899,500	3,453,409
IVRCL Infrastructures & Projects Ltd.	48,545	194,005
Jindal Steel & Power Ltd.	135,014	1,802,865
Mahindra & Mahindra Ltd.	537,900	7,197,027
Reliance Capital Ltd. (a)	310,650	5,047,872
Tata Power Co., Ltd.	57,645	1,614,645

		30,964,560

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2010 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	U.S. $ Value

INDONESIA - 6.2%
PT Astra International Tbk	1,540,500	$8,139,213
PT Bank Mandiri	7,497,500	4,912,873
PT Bank Rakyat Indonesia	5,391,500	5,473,767
PT Semen Gresik Tbk	2,087,000	2,000,925
PT Tambang Batubara Bukit Asam Tbk	1,335,000	2,517,946

		23,044,724

IRELAND - 0.6%
Kenmare Resources Plc. (a)	11,416,576	2,151,239

KAZAKHSTAN - 0.4%
KazMunaiGas Exploration Production	80,300	1,501,433

LUXEMBOURG - 0.5%
Evraz Group SA GDR Reg S (a)	84,000	1,959,137

MALAYSIA - 0.6%
Public Bank Bhd	634,900	2,338,408

MEXICO - 3.5%
America Movil SAB de CV, Series L ADR	133,000	6,317,500
Grupo Financiero Banorte SA de CV, Class O	610,704	2,313,800
Wal-Mart de Mexico SA de CV, Series V	2,075,660	4,598,116

		13,229,416

PERU - 0.6%
Credicorp Ltd.	23,400	2,126,826

RUSSIA - 3.1%
LUKOIL ADR (a)	32,800	1,689,200
Mobile TeleSystems ADR (a)	89,000	1,705,240
Rosneft Oil Co. GDR (a)	380,500	2,321,050
Severstal GDR Reg S (a)	158,700	1,565,180
VimpelCom Ltd. ADR (a)	86,600	1,401,188
X5 Retail Group NV GDR Reg S (a)	87,300	2,929,710

		11,611,568

SOUTH AFRICA - 5.7%
AngloGold Ashanti Ltd.	40,900	1,765,203
AngloGold Ashanti Ltd. ADR (a)	41,400	1,787,652
Gold Fields Ltd.	406,600	5,452,893
Gold Fields Ltd. ADR	142,100	1,899,877
Lonmin Plc. (a)	185,600	3,875,411
Massmart Holdings Ltd.	234,928	3,600,631
Naspers Ltd., N Shares	84,900	2,859,049

		21,240,716

SOUTH KOREA - 10.7%
Cheil Industries, Inc.	53,700	4,115,020
Glovis Co., Ltd.	33,100	3,601,587
Hyundai Development Co.	85,500	1,904,978
Hyundai Mobis	28,600	4,796,921
KB Financial Group, Inc.	83,813	3,212,618
NHN Corp. (a)	19,800	2,944,838
Samsung Electronics Co., Ltd.	19,250	12,073,874
Samsung Fire & Marine Insurance Co., Ltd.	21,400	3,396,958
Shinsegae Co., Ltd.	9,750	4,212,722

		40,259,516

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2010 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	U.S. $ Value

TAIWAN - 9.6%
Advanced Semiconductor Engineering, Inc.	2,743,000	$2,159,753
China Life Insurance Co., Ltd. (a)	6,424,952	5,157,434
China Steel Corp.	3,810,000	3,509,889
Evergreen Marine Corp. (a)	4,710,000	2,975,733
Far Eastern Department Stores Ltd.	3,702,559	3,009,982
Hon Hai Precision Industry Co., Ltd. (a)	1,969,437	6,903,216
MediaTek, Inc.	148,384	2,071,111
Polaris Securities Co., Ltd. (a)	3,176,000	1,382,157
Taiwan Cement Corp.	1,163,000	980,593
Taiwan Semiconductor Manufacturing Co., Ltd.	4,101,310	7,665,528

		35,815,396

THAILAND - 2.0%
Bank of Ayudhya PCL NVDR	8,827,100	5,280,026
Thoresen Thai Agencies PCL NVDR	3,224,600	2,289,331

		7,569,357

TURKEY - 3.5%
Turkiye Garanti Bankasi AS	1,517,026	6,313,306
Turkiye Is Bankasi, Class C	2,183,983	6,759,054

		13,072,360

TURKMENISTAN - 2.5%
Dragon Oil Plc. (a)	1,546,545	9,382,271

UNITED KINGDOM - 3.8%
Cairn Energy Plc. (a)	1,405,000	8,631,484
Tullow Oil Plc.	363,200	5,402,708

		14,034,192

Total Common Stocks
(cost $293,151,012)		341,350,603

PREFERRED STOCKS - 7.2%
BRAZIL - 5.9%
Banco Bradesco SA	314,900	4,954,659
Bradespar SA	326,800	5,924,042
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	29,500	1,030,457
Companhia Energetica de Minas Gerais	257,542	3,724,015
Itausa - Investimentos Itau SA	1,089,302	6,499,602
Itausa - Investimentos Itau SA RCT	7,050	42,691

		22,175,466

SOUTH KOREA - 1.3%
Samsung Electronics Co., Ltd.	11,335	4,832,066

Total Preferred Stocks
(cost $23,260,219)		27,007,532

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2010 (unaudited)	Baillie Gifford Emerging Markets Fund

U.S. $ Value

TOTAL INVESTMENTS - 98.3%
(cost $316,411,231)	$368,358,135
Other assets less liabilities - 1.7%	6,442,518

NET ASSETS - 100.0%	$374,800,653

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non Voting Depositary Receipt.
PCL - Public Company Limited.
RCT - Receipts to Preferred.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (unaudited)	Baillie Gifford Emerging Markets Fund

ASSETS
Investments, at value (cost $316,411,232)	$368,358,135
Cash	4,794,923
Foreign cash, at value (cost $3,536,002)	3,742,578
Receivable for investments sold	1,419,455
Dividends receivable	1,242,977
Tax reclaims receivable	3,436
Other assets	4,892

Total Assets	379,566,396

LIABILITIES
Payable for investments purchased	3,350,638
Payable for deferred Indian capital gains tax	675,711
Management fee payable	458,196
Servicing fee payable	108,284
Accrued expenses	172,914

Total Liabilities	4,765,743

NET ASSETS	$374,800,653

COMPOSITION OF NET ASSETS
Paid-in capital	$327,711,156
Distributions in excess of net investment income	(1,890,745)
Accumulated net realized loss on investments and foreign currency transactions (net of deferred Indian capital gains tax)	(2,297,404)
Net unrealized appreciation in value of investments and foreign currencies (net of deferred Indian capital gains tax)	51,277,646

$374,800,653

NET ASSET VALUE, PER SHARE

Class II ($42,493,757 / 2,734,404 shares outstanding), unlimited authorized, no par value	$15.54

Maximum Purchase Price Per Share (Note E)	$15.58

Minimum Redemption Price Per Share (Note E)	$15.50

Class III ($332,307,526 / 21,419,468 shares outstanding), unlimited authorized, no par value	$15.51

Maximum Purchase Price Per Share (Note E)	$15.55

Minimum Redemption Price Per Share (Note E)	$15.47

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2010 (unaudited)	Baillie Gifford Emerging Markets Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $268,581)	$3,257,193
Interest	8,869

Total Investment Income	3,266,062

EXPENSES
Management fee (Note B)	842,245
Shareholder Servicing fees - Class I Shares (Note B)	8,043
Shareholder Servicing fees - Class II Shares (Note B)	54,816
Shareholder Servicing fees - Class III Shares (Note B)	143,348
Custody	95,522
Fund Accounting	85,720
Legal	45,924
Professional fees	14,074
Transfer Agency	10,728
Trustees’ fees	8,059
Insurance	5,186
Miscellaneous	26,946

Total Expenses	1,340,611

Net Investment Income	1,925,451

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of deferred Indian capital gains tax of $263,937)	9,139,269
Foreign currency transactions	25,617

9,164,886

Net change in unrealized appreciation/(depreciation) on:
Investments (net of deferred Indian capital gains tax of $675,711)	(36,706,742)
Translation of assets and liabilities in foreign currencies	1,334

(36,705,408)

Net realized and unrealized loss on investments and foreign currency transactions	(27,540,522)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(25,615,071)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford Emerging Markets Fund

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,925,451	$1,442,175
Net realized gain from investments and foreign currency transactions	9,164,886	3,156,678
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(36,705,408)	129,538,327

Net increase (decrease) in net assets from operations	(25,615,071)	134,137,180

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class I	-	(912,924)
Class II	-	(720,769)
Class III	-	(3,692,250)

Total Dividends	-	(5,325,943)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class I	-	39,900,000
Class II	-	23,373,999
Class III	139,413,049	9,869,439
Purchase premiums:
Class I	-	18,118
Class II	25,670	18,528
Class III	185,582	88,355
Dividends reinvested:
Class I	-	912,924
Class II	-	720,769
Class III	-	3,692,251
Cost of shares redeemed:
Class I	(54,124,302)	-
Class III	-	(23,374,000)

Increase in Net Assets from Transactions in Shares of Beneficial Interest	85,499,999	55,220,383

Total Increase in Net Assets	59,884,928	184,031,620

NET ASSETS
Beginning of period	314,915,725	130,884,105

End of period distributions in excess of net investment income of $1,890,745 and $3,816,195, respectively)	$374,800,653	$314,915,725

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford Emerging Markets Fund

Selected data for a Class II Share outstanding throughout each period:

	For the Six Months Ended June 30, 2010 (unaudited)	For the Period January 2, 2009(a) through December 31, 2009

Net asset value, beginning of period	$16.53	$8.69

From Investment Operations
Net investment income(b)	0.08	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.08)	8.02

Net increase (decrease) in net asset value from investment operations	(1.00)	8.10

Dividends to Shareholders
Dividends from net investment income	-	(0.27)

Proceeds from Purchase Premiums and Redemption Fees	0.01	0.01

Net asset value, end of period	$15.54	$16.53

Total Return
Total investment return based on net asset value(c)	(5.99)%	93.32%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,494	$45,193
Ratio of net expenses to average net assets	0.92%*	0.95%*
Ratio of net investment income to average net assets	0.94%*	0.62%*
Portfolio turnover rate	12%	56%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford Emerging Markets Fund

Selected data for a Class III Share outstanding throughout each period:

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005

Net asset value, beginning of period	$16.49	$8.47	$22.17	$21.42	$19.78	$16.61

From Investment Operations
Net investment income(a)	0.10	0.09	0.16	0.38	0.25	0.30
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.09)	8.21	(12.15)	9.45	7.24	6.36

Net increase (decrease) in net asset value from investment operations	(0.99)	8.30	(11.99)	9.83	7.49	6.66

Dividends and Distributions to Shareholders
Dividends from net investment income	-	(0.29)	(0.21)	(0.50)	(0.18)	(0.34)
Distributions from net realized gain on investments	-	-	(1.48)	(8.61)	(5.68)	(3.15)
Return of capital	-	-	(0.03)	-	-	-

Total Dividends and Distributions	-	(0.29)	(1.72)	(9.11)	(5.86)	(3.49)

Proceeds from Purchase Premiums and Redemption Fees	0.01	0.01	0.01	0.03	0.01	-

Net asset value, end of period	$15.51	$16.49	$8.47	$22.17	$21.42	$19.78

Total Return
Total investment return based on net asset value(b)	(5.94)%	98.09%	(56.41)%	46.59%	38.30%	40.47%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$332,307	$216,394	$124,412	$209,920	$161,874	$127,251
Ratio of net expenses to average net assets	0.78%*	0.80%	0.87%	0.87%	0.88%	0.96%
Ratio of net investment income to average net assets	1.21%*	0.76%	1.04%	1.48%	1.10%	1.61%
Portfolio turnover rate	12%	56%	61%	61%	50%	48%

*	Annualized.
(a)	Calculated based upon average shares outstanding during the period.
(b)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2010 (unaudited)

Note A – Organization and Accounting Policies

Each of Baillie Gifford International Equity Fund (“International Equity Fund”), Baillie Gifford EAFE Fund (“EAFE Fund”), Baillie Gifford EAFE Choice Fund (“EAFE Choice Fund”) and Baillie Gifford Emerging Markets Fund (“Emerging Markets Fund”) (each, a “Fund”, and collectively, the “Funds”) is a series of Baillie Gifford Funds (the “Trust”). The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Amended and Restated Agreement and Declaration of Trust dated August 17, 2001, as subsequently amended. International Equity Fund, EAFE Fund and EAFE Choice Fund offer four classes of shares, Class 1, Class 2, Class 3 and Class 4 shares, and Emerging Markets Fund offers three classes of shares, Class I, Class II and Class III shares (an unlimited number of shares are authorized, without par value). At June 30, 2010, shares issued and outstanding for the International Equity Fund were of Class 1 and Class 2 shares, shares issued and outstanding for the EAFE Fund were of Class 1, Class 2, Class 3 and Class 4 shares, shares issued and outstanding for the EAFE Choice Fund were of Class 2 and Class 3 shares and shares issued and outstanding for the Emerging Markets Fund were of Class II and Class III.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards.

The financial statements of the Funds have been prepared in conformity with GAAP. Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Funds and disclosure of contingent assets and liabilities for the Funds at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Funds during the reporting period. Actual results could differ from those estimates.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The following is a summary of significant accounting policies followed by the Funds.

Valuation of Investments

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

between the last available bid and asked prices. Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained or any other reason), and all other assets, are taken at fair value as determined in good faith by Baillie Gifford Overseas Limited (the “Manager”), pursuant to procedures approved by the trustees of the Trust (the “Trustees”). The actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events may not be reflected in the computation of a Funds’ net asset values. If events materially affecting the value of the Funds’ portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Trustees. During the six months ended June 30, 2010, the Funds’ began utilizing a third party pricing service which for all equity securities, except those traded on a Canadian, Latin American or U.S. exchange, applies a fair value adjustment that seeks to reflect changes in such securities’ market prices since the close of the market on which they are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices, and generally less government supervision of foreign securities markets and issuers.

Repurchase agreements are carried at cost, which approximates market value (See Note D).

Fair Value Measurement

The Funds are subject to fair value accounting standards that define fair value, establish a framework for measuring fair value in accordance with GAAP and require certain disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Funds’ assets carried at fair value:

International Equity Fund	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$51,459,485	$248,554,195	$-
Preferred Stocks	16,017,276	-	-

Total	$67,476,761	$248,554,195	$-

EAFE Fund	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$80,098,080	$811,984,145	$-
Preferred Stocks	42,526,013	4,706,529	-

Total	$122,624,093	$816,690,674	$-

EAFE Choice Fund	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$2,947,232	$68,699,079	$-
Preferred Stocks	1,169,145	-	-
Mutual Fund	164,906	-	-

Total	$4,281,283	$68,699,079	$-

Emerging Markets Fund	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$80,221,384	$261,129,219	$-
Preferred Stocks	22,175,466	4,832,066	-

Total	$102,396,850	$265,961,285	$-

For the Emerging Markets Fund fair value of Level 2 investments at 12/31/09 was $213,435,055. $5,843,068 was transferred out of Level 1 into Level 2 at 6/30/10 as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund/Portfolio valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets, and liabilities. For the Funds, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by a Fund. When forward contracts are closed, the Funds record realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions.

The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Funds and the counterparty which may permit the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. For the six months ended June 30, 2010, the Funds did not have any forward currency contracts.

Securities Transactions and Investment Income

The Funds’ securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Federal Taxes

Each Fund intends to qualify to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds’ shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India on gains realized upon sale of Indian securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains may be carried forward to offset future gains. Funds with exposure to

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Indian securities may accrue a deferred liability for unrealized gains in excess of available carryforwards on Indian securities based on existing tax rates and holding periods of the securities. As of June 30, 2010, the Emerging Markets Fund has recorded a deferred payable of $675,711 as an estimate for potential future India capital gains taxes.

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. For the Emerging Markets Fund tax years 2006 through present remain subject to examination by the Internal Revenue Service. For the International Equity Fund and EAFE Fund the tax periods 2008 through present remain subject to examination. For the EAFE Choice Fund, the current tax period is subject to examination.

As of December 31, 2009, the International Equity, EAFE and Emerging Markets Funds had capital loss carryforwards of $4,019,789, $16,918,201 and $0, respectively, which if unused will expire on December 31, 2016 and $4,778,375, $3,833,396 and $9,363,747, respectively, which if unused will expire on December 31, 2017. These losses are available to offset future net capital gains.

Currency losses incurred after October 31 (“post-October Currency losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. As of December 31, 2009, the International Equity and EAFE Choice Funds incurred and will defer post-October Currency losses of $121,166 and $42,665, respectively.

Realized capital losses incurred after October 31 (“post-October” capital losses) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. As of December 31, 2009, the EAFE Fund incurred and will defer post-October capital losses of $5,216,018.

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds’ policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

For the years ended December 31, 2009, the tax character of the dividends paid, as reflected in the Statements of Changes in Net Assets, were:

Fund	Ordinary Income*
2009
International Equity	$3,587,111
EAFE	8,946,748
EAFE Choice	7,407
Emerging Markets	5,325,944

* For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distribution.

Note B – Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds, each Fund pays the Manager a quarterly management fee, in arrears, at the following annual rate of the respective Fund’s average net assets (calculated by taking the average of all determinations of net asset value made at the end of each month).

Fund	Management Fee

International Equity	0.30%
EAFE	0.25%
EAFE Choice	0.25%
Emerging Markets	0.50%

For the six months ended June 30, 2010, the Funds incurred management fees as follows:

Fund	Management Fee

International Equity	$494,246
EAFE	1,203,360
EAFE Choice	70,060
Emerging Markets	842,245

Each Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Funds pays the Manager a fee at the annualized rate of the Funds’ average daily net assets attributed to each class of share as follows:

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	International Equity	EAFE	EAFE Choice	Emerging Markets*
Class 1/I	0.45%	0.45%	-	0.30%
Class 2/II	0.27%	0.27%	0.27%	0.25%
Class 3/III	-	0.20%	0.20%	0.10%
Class 4	-	0.17%	-	-

* Emerging Markets Fund Class I was redeemed on January 18, 2010.

For the six months ended June 30, 2010, the Funds incurred shareholder servicing fees for each class of share as follows:

	International Equity	EAFE	EAFE Choice	Emerging Markets*

Class 1/I	$133,538	$154,014	$-	$8,043
Class 2/II	362,395	651,066	29,850	54,816
Class 3/III	-	39,004	32,974	143,348
Class 4	-	315,373	-	-

* Emerging Markets Fund Class I was redeemed on January 18, 2010.

The Manager had contractually agreed to waive its fee and/or bear other expenses of the International Equity Fund and EAFE Fund through March 31, 2009 to the extent that International Equity Fund total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.90% for Class 1 shares and 0.72% for Class 2 shares, and to the extent that EAFE Fund total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.98% for Class 1 Shares, 0.80% for Class 2 shares and 0.70% for Class 4 shares.

Note C – Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities), were as follows:

Fund	Purchases	Sales

International Equity	$117,170,729	$32,884,877
EAFE	205,835,280	75,863,116
EAFE Choice	59,025,564	4,787,879
Emerging Markets	126,979,399	40,704,401

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

The gross unrealized appreciation/(depreciation) on investments at June 30, 2010, were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

International Equity	$28,526,769	$(14,115,455)	$14,411,314

EAFE	106,504,754	(49,720,288)	56,784,466

EAFE Choice	479,669	(11,122,753)	(10,643,084)

Emerging Markets	67,220,696	(15,273,792)	51,946,904

The Funds may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds’ involvement in such currencies.

Note D – Repurchase Agreements

A repurchase agreement is the purchase of a security at a specified price with an agreement to sell the same or substantially the same security to the same counterparty at a fixed or determinable price at a future date. Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. Repurchase agreements by the Funds of more than seven days duration (or investments in any other securities which are deemed to be illiquid) are not permitted if more than 15% of the Funds’ net assets would be so invested. At June 30, 2010, the Funds did not have any repurchase agreements outstanding.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Note E – Transactions in Shares of Beneficial Interest

	International Equity Fund

	Class 1 Shares For the Six Months Ended June 30, 2010		Class 2 Shares For the Six Months Ended June 30, 2010

	Shares	Amount	Shares	Amount

Shares sold	4,299,580	$38,405,948	7,927,090	$71,271,236

Redemption fees	-	-	-	-

Purchase premium	-	32,988	-	125,978

Shares issued in reinvestment of dividends and distributions	-	-	-	-

Shares redeemed	(3,363,724)	(30,353,236)	-	-

Net increase	935,856	$8,085,700	7,927,090	$71,397,214

	International Equity Fund

	Class 1 Shares For the Year Ended December 31, 2009		Class 2 Shares For the Year Ended December 31, 2009

	Shares	Amount	Shares	Amount

Shares sold	16,839,697	$118,875,750	19,805,222	$158,653,946

Redemption fees	-	1,726	-	2,030

Purchase premium	-	110,922	-	76,723

Shares issued in reinvestment of dividends and distributions	73,043	635,723	334,946	2,951,387

Shares redeemed	(20,029,358)	(160,156,199)	(4,197,505)	(26,242,512)

Net increase (decrease)	(3,116,618)	$(40,532,078)	15,942,663	$135,441,574

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	EAFE Fund

	Class 1 Shares For the Six Months Ended June 30, 2010		Class 2 Shares For the Six Months Ended June 30, 2010

	Shares	Amount	Shares	Amount

Shares sold	5,863,964	$47,904,000	11,423,610	$94,443,199

Redemption fees	-	-	-	5,135

Purchase premium	-	16,037	-	112,821

Shares issued in reinvestment of dividends and distributions		-	-	-

Shares redeemed	(3,099,787)	(27,526,728)	(12,926,776)	(113,928,930)

Net increase (decrease)	2,764,177	$20,393,309	(1,503,166)	$(19,367,775)

	EAFE Fund

	Class 3 Shares For the Period April 19, 2010* through June 30, 2010		Class 4 Shares For the Six Months Ended June 30, 2010

	Shares	Amount	Shares	Amount

Shares sold	12,339,816	$109,485,270	-	$-

Redemption fees	-	-	-	-

Purchase premium	-	9,477	-	89,442

Shares issued in reinvestment of dividends and distributions	-	-	-	-

Shares redeemed	-	-	-	-

Net increase	12,339,816	$109,494,747	-	$89,442

* Commencement of investment operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	EAFE Fund

	Class 2 Shares For the Year Ended December 31, 2009		Class 4 Shares For the Period January 2, 2009* through December 31, 2009

	Shares	Amount	Shares	Amount

Shares sold	50,720,953	$377,378,652	44,230,029	$280,794,053

Redemption fees	-	526	-	672

Purchase premium	-	291,783	-	381,067

Shares issued in reinvestment of dividends and distributions	478,869	4,037,336	444,998	3,763,419

Shares redeemed	(6,773,671)	(40,961,159)	-	-

Net increase	44,426,151	$340,747,138	44,675,027	$284,939,211

* Commencement of investment operations.

	EAFE Fund

	Class 1 Shares For the Period January 2, 2009* through December 31, 2009		Class 3 Shares For the Period January 1, 2009 through January 5, 2009

	Shares	Amount	Shares	Amount

Shares sold	24,831,777	$167,748,280	-	$-

Redemption fees	-	94	-	-

Purchase premium	-	119,713	-	-

Shares issued in reinvestment of dividends and distributions	26,950	224,816	-	-

Shares redeemed	(19,923,585)	(159,438,020)	(38,309,540)	(230,894,385)

Net increase (decrease)	4,935,142	$8,654,883	(38,309,540)	$(230,894,385)

* Commencement of investment operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	Emerging Markets Fund

	Class II Shares For the Six Months Ended June 30, 2010		Class III Shares For the Six Months Ended June 30, 2010

	Shares	Amount	Shares	Amount

Shares sold	-	$-	8,294,793	$139,413,049

Redemption fees	-	-	-	-

Purchase premium	-	25,670	-	185,582

Shares issued in reinvestment of dividends and distributions	-	-	-	-

Shares redeemed	-	-	-	-

Net increase	-	$25,670	8,294,793	$139,598,631

	Emerging Markets Fund

	Class I Shares For the Year Ended December 31, 2009		Class III Shares For the Year Ended December 31, 2009

	Shares	Amount	Shares	Amount

Shares sold	2,407,516	$39,900,000	905,178	$9,869,439

Redemption fees	-	-	-	-

Purchase premium	-	18,118	-	88,355

Shares issued in reinvestment of dividends and distributions	55,468	912,924	225,128	3,692,251

Shares redeemed	-	-	(2,698,048)	(23,374,000)

Net increase (decrease)	2,462,984	$40,831,042	(1,567,742)	$(9,723,955)

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	Emerging Markets Fund
	Class II Shares For the Period January 2, 2009* through December 31, 2009
	Shares	Amount

Shares sold	2,690,563	$23,374,000

Redemption fees	-	-

Purchase premium	-	18,528

Shares issued in reinvestment of dividends and distributions	43,841	720,769

Shares redeemed	-	-

Net increase	2,734,404	$24,113,297

* Commencement of investment operations.

	EAFE Choice Fund

	Class 2 Shares For the Six Months Ended June 30, 2010		Class 3 Shares For the Period January 15, 2010* through June 30, 2010
	Shares	Amount	Shares	Amount

Shares sold	4,083,379	$41,317,202	4,459,052	$46,914,095

Redemption fees	-	-	-	-

Purchase premium	-	50,170	-	53,630

Shares issued in reinvestment of dividends and distributions	-	-	-	-

Shares redeemed	(3,000,728)	(31,435,095)	-	(2)

Net increase	1,082,651	$9,932,277	4,459,052	$46,967,723

* Commencement of investment operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	EAFE Choice Fund
	Class 2 Shares For the Period December 17, 2009* through December 31, 2009
	Shares	Amount

Shares sold	3,000,000	$30,000,000

Redemption fees	-	-

Purchase premium	-	-

Shares issued in reinvestment of dividends and distributions	728	7,407

Shares redeemed	-	-

Net increase	3,000,728	$30,007,407

* Commencement of investment operations.

The International Equity Fund charges purchase premiums (20 basis points) in the case of investments and redemption fees (15 basis points) in the case of cash redemptions; the EAFE Fund charges purchase premiums (20 basis points) in the case of investments and redemption fees (15 basis points) in the case of cash redemptions; the EAFE Choice Fund charges purchase premiums (20 basis points) in the case of investments and redemption fees (15 basis points) in the case of redemptions and the Emerging Markets Fund charges purchase premiums (25 basis points) in the case of investments and redemption fees (25 basis points) in the case of cash redemptions. Effective July 15, 2010, the Emerging Markets Fund charges purchase premiums at 55 basis points. Purchase premiums and redemption fees are paid to and retained by the Funds and are intended to offset brokerage and transaction costs arising in connection with purchases or redemptions. The purchase premiums and redemption fees may be waived or reduced by the Manager if the brokerage and transaction costs in connection with the purchase or redemption are minimal or in other circumstances in the Manager’s discretion.

Note F – Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2010, Kentucky Teachers’ Retirement System owned 36.58% of the EAFE Fund; the Guardian Life Insurance Company owned 52.59% and Graphic Packaging Holdings Company owned 47.41% of the EAFE Choice Fund; and Nebraska State Investment Council owned 35.93% of the Emerging Markets Fund. Purchase and redemption activity of these accounts may have a significant effect on the operation of the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

Note G – Commitments and Contingencies

Each of the Funds indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note H – Affiliated Parties and Transactions

The affiliated holding is a foreign mutual fund which is managed by the Manager or an affiliate of the Manager. Transactions with the affiliated company during the period ended June 30, 2010 are as follows:

	Balance of Shares Held	Value at	Purchases/	Sales/	Balance of Shares Held	Value at	Dividend
Affiliated Fund Name	12/31/2009	12/31/2009	Additions	Reductions	6/30/2010	6/30/2010	Income
EAFE Choice Fund
Baillie Gifford Japanese Smaller Cos. Fund	31,987	$509,883	-	21,944	10,043	$164,906	$-

Note I – New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Note J – Subsequent Events

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. Management of the Funds has evaluated subsequent events and has determined there were no events that required recognition or disclosure in the Funds’ financial statements.

Supplemental Information (unaudited)

MANAGEMENT OF THE TRUST

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information.

Name and Age(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation During Past 5 Years(3)	Number of Funds in Fund complex overseen by Trustee
Trustees
John G. Barrie, Jr. Age: 70	Trustee	Since 2000	Retired. Formerly: Assistant Treasurer, Dominion Resources, Inc. (electric and gas utility).	4
George W. Browning Age: 68	Trustee	Since 2007	Retired. Formerly: Managing Director, Client Service, Babson Capital Management, LLC (investment manager).	4
Bruce C. Long Age: 65	Trustee	Since 2009	Consultant, DALBAR, Inc., (financial measurements). Formerly: Executive Vice President, Guardian Life Insurance (financial services) and director of various entities.	4
Interested Trustee
Peter Hadden(4) Age: 52	Trustee, Chairman of the Board, and President	Since 2009	Partner, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Ltd. (investment adviser).	4
Officers (other than Officers who are also Trustees)
Edward H. Hocknell Age: 49	Vice President	Since 2000	Partner, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Limited (investment adviser).	N/A
Alan Paterson Age: 42	Vice President	Since 2000	Partner, Baillie Gifford & Co. (investment manager).	N/A
Dickson Jackson Age: 38	Vice President	Since 2005	Director, Investment Operations, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Limited (investment adviser).	N/A
Andrew Telfer Age: 43	Vice President	Since 2008	Partner, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Limited (investment adviser).	N/A
Peter Cooke Age: 45	Vice President	Since 2008	Partner, Baillie Gifford & Co. (investment manager); Chief Executive, Baillie Gifford Overseas Limited (investment adviser).	N/A
Nigel Cessford Age: 47	Treasurer	Since 2005	Head of Overseas Institutional Clients Accounting Department, Baillie Gifford & Co. (investment manager).	N/A
Angus N.G. Macdonald Age: 44	Secretary	Since 2000	Head of Legal for the Baillie Gifford Group (investment manager).	N/A
Graham Laybourn Age: 43	Chief Compliance Officer	Since 2005	Compliance Officer, Baillie Gifford Group (investment manager).	N/A

Supplemental Information (unaudited) (concluded)

(1)	The address of each trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(2)

There is no stated term of office for the trustees. The Chairman of the Board, President, Secretary, and Treasurer of the Trust are elected annually by the Trustees. Other officers may be elected or appointed by the trustees at any time.

(3)	Previous positions during the past five years with Baillie Gifford & Co., the Manager and Baillie Gifford Group are omitted if not materially different from the positions listed.

(4)

Mr. Hadden is an “interested person” (as defined in the 1940 Act) of the Trust or the Manager due to his positions with the Manager (Baillie Gifford Overseas Ltd.) and his role as an officer of the Trust.

Additional information regarding the Trustees is in the Funds’ Statement of Additional Information and is available upon request, without charge, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or on the SEC’s website at http://www.sec.gov. Shareholders may submit to the Trust claim for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov. Shareholders may submit to the Trust claim for reimbursement of telephone charges incurred in placing such calls.

Each of the Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

INVESTMENT ADVISORY AGREEMENT RENEWAL (unaudited)

          On June 24, 2010, the Board of Trustees (the “Board”) of the Baillie Gifford Funds (the “Trust”) approved the renewal of the investment advisory agreements (each an “Advisory Agreement”) between the Trust on behalf of the Emerging Markets Fund, the EAFE Fund, the International Equity Fund, the EAFE Choice Fund, the North American Equity Fund and the Global Alpha Equity Fund (each a “Fund” and collectively, the “Funds”) and Baillie Gifford Overseas Limited (the “Manager”). As part of the review process, prior to Board approval, the Independent Trustees (those trustees who are not interested persons as defined by the Investment Company Act of 1940) of the Board met on June 18, 2010 and June 24, 2010 independently of Trust management and of the interested trustee of the Board to consider the renewal of each Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Lipper Inc. (an independent provider of mutual fund data, “Lipper”) and independent legal counsel with respect to contract renewal. After reviewing the information received, the Independent Trustees requested supplemental information that was provided by the Manager. The Independent Trustees then presented their findings and recommendations to the Board.

          Based upon the findings and recommendations of the Independent Trustees, the Board concluded that it was in the best interests of each Fund to renew its respective Advisory Agreement. In reaching this conclusion for each Fund, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below.

Emerging Markets Fund, EAFE Fund, International Equity Fund and EAFE Choice Fund

          The Board considered the nature, extent and quality of the services provided by the Manager to the Emerging Markets Fund, the EAFE Fund, the International Equity Fund and the EAFE Choice Fund. The Board noted that, pursuant to each Fund’s Advisory Agreement, the Manager provides portfolio management services to the Funds and receives a management fee and that, pursuant to a separate Shareholder Service Plan, the Manager provides services to shareholders of the Funds and receives a shareholder service fee. The Board considered the background and qualifications of the investment and compliance personnel involved in the management and oversight of the Trust, reviewed information regarding each Fund’s performance, management fee and expense ratio compared to similar funds and considered the experience of the Manager in providing services to each Fund. In evaluating the management fee paid by each Fund, and in particular when assessing comparative data, the Board considered not only the management fee, but also the combination of the Fund’s management fee and shareholder service fee. The Board also reviewed the Manager’s financial statements and Form ADV. The Board considered other benefits derived by the Manager from its relationship to the Funds, including receipt of the shareholder service fee (which varies among the share classes) and the use of soft dollars to pay for research services for the Funds or other clients of the Manager. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Funds were satisfactory.

          The Board reviewed the Manager’s revenues received with respect to the Funds for the twelve months ended March 31, 2010 and the nature of the Manager’s resources expended in providing services to the Funds. The Board considered the Manager’s estimate of the firm’s overall profitability and concluded that the Manager’s estimated profits were not unreasonable.

INVESTMENT ADVISORY AGREEMENT RENEWAL (unaudited) (continued)

          Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement were reasonable and fair and that the continuation of each Advisory Agreement was in the best interests of each respective Fund. The Board noted the following items specific to the referenced Funds.

Emerging Markets Fund

          The Board reviewed total return information for the one-year and since inception (April 4, 2003) periods ended April 30, 2010 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper. The Board noted that the Fund outperformed the average of the performance universe for both periods, including top decile investment performance compared to the average of the performance universe since the Fund’s inception, and concluded that the Fund’s performance for the periods reviewed was favorable.

          The Board reviewed the Fund’s management fee (plus the shareholder service fee), other expenses and total expense ratio and compared them to the average fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee) was below the average management fee of both the expense group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum of comparable funds. On the basis of the information provided, the Board concluded that the management fee was reasonable.

International Equity Fund

          The Board reviewed total return information for the one-year and since inception (February 7, 2008) periods ended April 30, 2010 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper. The Board noted that the Fund outperformed the average of the performance universe for both periods and concluded that the Fund’s relative performance for the periods reviewed was favorable.

          The Board reviewed the Fund’s management fee (plus the shareholder service fee), other expenses and total expense ratio and compared them to the average fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee) was below the average management fee of the expense group but slightly above the average management fee of the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum of comparable funds. On the basis of the information provided, the Board concluded that the management fee was reasonable.

INVESTMENT ADVISORY AGREEMENT RENEWAL (unaudited) (concluded)

EAFE Fund

The Board reviewed total return information for the one-year and since inception (March 6, 2008) periods ended April 30, 2010 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper. The Board noted that the Fund outperformed the average of the performance universe for both periods and concluded that the Fund’s relative performance for the periods reviewed was favorable.

The Board reviewed the Fund’s management fee (plus the shareholder service fee), other expenses and total expense ratio and compared them to the average fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee) was below the average management fee of both the expense group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum of comparable funds. On the basis of the information provided, the Board concluded that the management fee was reasonable.

EAFE Choice Fund

The Board reviewed total return information for the since inception (December 17, 2009) period ended April 30, 2010 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper. The Board noted that the Fund outperformed the average of the performance universe for this limited period and concluded that the Fund’s performance for the period reviewed was favorable.

The Board reviewed the Fund’s management fee (plus the shareholder service fee), other expenses and total expense ratio and compared them to the average fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee) was below the average management fee of both the expense group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum of comparable funds. On the basis of the information provided, the Board concluded that the management fee was reasonable.

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)     The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that to the best of their knowledge the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)     There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable.

(a)(2)(i) Certification of the Principal Executive Officer required by Rule 30a-2 under the Act.

(a)(2)(ii) Certification of the Principal Financial Officer required by Rule 30a-2 under the Act.

(a)(3) Not applicable.

(b)     Not applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BAILLIE GIFFORD FUNDS

By	/s/ Peter Hadden
Peter Hadden, President

Date	August 31, 2010

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Peter Hadden
Peter Hadden, President

Date	August 31, 2010

By	/s/ Nigel Cessford
Nigel Cessford, Treasurer

Date	August 31, 2010